Equity-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Equity-Based Compensation

On April 28, 2016, the unitholders of the Partnership approved the 2016 Long-Term Incentive Plan (the “2016 LTIP”), which replaced the 2005 Long-Term Incentive Plan that expired pursuant to its terms at the end of 2015 (the “2005 LTIP” and, together with the 2012 LTIP and the 2016 LTIP, the “LTIP”).  Any outstanding awards under the 2005 LTIP will remain outstanding and settle according to the terms of such grant. The 2016 plan authorizes up to 900,000 common units to be available for issuance under awards to employees, officers, and non-employee directors of the General Partner and its affiliates. Awards under the 2016 LTIP may include unit options, phantom units, restricted units, distribution equivalent rights, unit bonuses, common unit awards, and performance awards.  The 2016 LTIP will expire on the earlier of the date it is terminated by the board of directors of the General Partner or the date that all common units available under the plan have been paid or issued.

On November 28, 2005, the board of directors of our General Partner adopted the 2005 LTIP, for employees, consultants and directors of our General Partner and its affiliates who perform services for us. The 2005 LTIP provides for the grant of limited partner units, or LPUs, phantom units, unit options and substitute awards, and, with respect to unit options and phantom units, the grant of dividend equivalent rights, or DERs. The 2005 LTIP phantom units consist of a notional unit based on the value of the Partnership's common units. Subject to adjustment for certain events, an aggregate of 850,000 LPUs may be issued and delivered pursuant to awards under the 2005 LTIP. Awards that are canceled or forfeited, or are withheld to satisfy the General Partner’s tax withholding obligations, are available for delivery pursuant to other awards. On February 15, 2012, the board of directors of our General Partner adopted the 2012 LTIP (the "2012 LTIP") for employees, consultants and directors of our General Partner and its affiliates who perform services for us. The 2012 LTIP provided for the grant of phantom units and DERs. The 2012 LTIP phantom units consist of a notional unit based on the value of common units or shares of Phillips 66 and Enbridge. The LTIPs were administered by the compensation committee of the General Partner’s board of directors through 2012, and by the General Partner’s board of directors beginning in 2013. All awards under the LTIPs are subject to cliff vesting.

Under DCP Midstream, LLC's Long-Term Incentive Plan ("DCP Midstream LTIP"), awards may be granted to key employees. The DCP Midstream LTIP provides for the grant of Strategic Performance Units ("SPUs") and Phantom Units. The SPUs and Phantom Units consist of a notional unit based on the value of common shares or units of Phillips 66, Enbridge and the Partnership. Each award provides for the grant of dividend or distribution equivalent rights, or DERs. The DCP Midstream LTIP is administered by the compensation committee of DCP Midstream, LLC's board of directors. All awards are subject to cliff vesting.

Since we have the intent and ability to settle certain awards within our control in units, we classify them as equity awards based on their fair value. The fair value of our equity awards is determined based on the closing price of our common units on the grant date. Compensation expense on equity awards is recognized ratably over each vesting period. We account for other awards which are subject to settlement in cash, including DERs, as liability awards. Compensation expense on these awards is recognized ratably over each vesting period, and will be re-measured each reporting period for all awards outstanding until the units are vested. The fair value of all liability awards is determined based on the closing price of our common units at each measurement date.

Equity-based compensation expense was $18 million, $8 million and $14 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table presents the fair value of unvested unit-based awards related to the strategic performance units and phantom units:

	Vesting Period (years)	Unrecognized Compensation Expense at December 31, 2016 (millions)	Estimated Forfeiture Rate	Weighted-Average Remaining Vesting (years)
DCP Midstream LTIP:
Strategic Performance Units (SPUs)	3	$6	0%-11%	2
Phantom Units	1-3	$5	0%-11%	2

Strategic Performance Units - The number of SPUs that will ultimately vest range in value of up to 200% of the outstanding SPUs, depending on the achievement of specified performance targets over a three year period. The final performance payout is determined by the compensation committee of our board of directors. The DERs are paid in cash at the end of the performance period. The following tables presents information related to SPUs:

	Units	Grant Date Weighted-Average Price Per Unit	Measurement Date Weighted-Average Price Per Unit
Outstanding at January 1, 2014	230,900	$39.30
Granted	116,790	$54.05
Forfeited	(13,828)	$40.75
Vested (a)	(114,499)	$37.72
Outstanding at December 31, 2014	219,363	$47.89
Granted	111,930	$43.25
Forfeited	(29,283)	$48.02
Vested (b)	(93,551)	$41.02
Outstanding at December 31, 2015	208,459	$48.46
Granted	131,610	$45.31
Forfeited	(8,463)	$46.27
Vested (c)	(98,295)	$54.05
Outstanding at December 31, 2016	233,311	$44.41	$45.86
Expected to vest	219,844	$44.35	$45.98

(a) The 2012 grants vested at 115%.
(b) The 2013 grants vested at 115%.
(c) The 2014 grants vested at 130%.
The estimate of SPUs that are expected to vest is based on highly subjective assumptions that could change over time, including the expected forfeiture rate and achievement of performance targets.

The following table presents the fair value of units vested and the unit-based liabilities paid for unit-based awards related to the strategic performance units:

	Units	Fair Value of Units Vested	Unit-Based Liabilities Paid
		(millions)
Vested or paid in cash in 2014	114,499	$7	$8
Vested or paid in cash in 2015	93,551	$4	$7
Vested or paid in cash in 2016	98,295	$7	$4

Phantom Units - The DERs are paid quarterly in arrears. The following table presents information related to Phantom Units:

	Units	Grant Date Weighted-Average Price Per Unit	Measurement Date Weighted-Average Price Per Unit
Outstanding at January 1, 2014	207,522	$40.18
Granted	122,650	$53.73
Forfeited	(11,130)	$41.96
Vested	(147,840)	$42.10
Outstanding at December 31, 2014	171,202	$48.11
Granted	147,540	$47.84
Forfeited	(17,400)	$48.40
Vested	(96,974)	$44.00
Outstanding at December 31, 2015	204,368	$49.85
Granted	132,870	$45.33
Forfeited	(3,240)	$48.62
Vested	(126,681)	$50.13
Outstanding at December 31, 2016	207,317	$46.80	$45.97
Expected to vest	185,785	$46.72	$45.90

The following table presents the fair value of units vested and the unit-based liabilities paid for unit based awards related to the phantom units:

	Units	Fair Value of Units Vested	Unit-Based Liabilities Paid
		(millions)
Vested or paid in cash in 2014	147,840	$5	$5
Vested or paid in cash in 2015	96,974	$3	$5
Vested or paid in cash in 2016	126,681	$4	$5